WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 96.3%
Argentina - 0.9%
MercadoLibre, Inc. (a)	5,140	$2,511,301
Australia - 3.5%
AGL Energy Ltd. (b)	2,510	26,268
Alkane Resources Ltd. (a)(b)	64,203	24,196
Altium Ltd. (b)	4,021	70,561
Alumina Ltd. (b)	40,723	36,496
Aristocrat Leisure Ltd. (b)	7,295	94,526
ASX Ltd. (b)	411	19,293
Aurizon Holdings Ltd. (b)	130,217	337,467
Austal Ltd. (b)	20,690	37,367
BHP Group Ltd. (b)	31,281	567,479
BHP Group PLC (b)	20,333	315,561
BlueScope Steel Ltd. (b)	4,292	22,471
Bravura Solutions Ltd. (b)	20,509	47,745
Centuria Office REIT (b)	55,916	56,595
Charter Hall Long Wale REIT (b)	11,070	29,946
CIMIC Group Ltd. (b)	1,865	26,415
Clinuvel Pharmaceuticals Ltd. (b)	3,772	43,297
Cochlear Ltd. (b)	2,386	271,936
Codan Ltd. (b)	7,737	25,739
CSL Ltd. (b)	28,621	5,188,182
Data#3 Ltd. (b)	36,865	77,696
Dicker Data Ltd. (b)	29,960	106,565
EML Payments Ltd. (a)(b)	39,072	54,896
Estia Health Ltd. (b)	40,286	33,119
Fortescue Metals Group Ltd. (b)	221	1,354
GDI Property Group (b)	46,178	26,671
Goodman Group (b)	17,328	127,009
IDP Education Ltd.	7,904	56,202
IGO Ltd. (b)	8,237	21,161
Iluka Resources Ltd. (b)	9,683	40,947
IMF Bentham Ltd. (b)	27,700	65,482
Ingenia Communities Group (b)	57,265	114,543
Insurance Australia Group Ltd. (b)	69,084	260,658
Integral Diagnostics Ltd. (b)	25,546	38,928
JB Hi-Fi Ltd. (b)	8,321	143,268
Jupiter Mines Ltd. (b)	376,167	51,498
Macquarie Group Ltd. (b)	1,880	100,125
Medibank Pvt Ltd. (b)	85,832	141,152
Medical Developments International Ltd. (b)	9,765	32,108
Metcash Ltd. (b)	15,792	30,617
National Storage REIT (b)	121,971	118,300
Newcrest Mining Ltd. (b)	3,335	45,799
NRW Holdings Ltd. (b)	45,893	35,339
Perseus Mining Ltd. (a)(b)	63,807	36,262
Pro Medicus Ltd. (b)	3,307	39,087
Ramelius Resources Ltd. (b)	28,272	17,368

Regis Healthcare Ltd. (b)	17,195	16,123
Sandfire Resources Ltd. (b)	14,859	29,774
Saracen Mineral Holdings Ltd. (a)(b)	51,226	115,192
South32 Ltd. (b)	16,764	18,506
Technology One Ltd. (b)	29,900	144,428
Telstra Corp. Ltd.. (b)	97,750	183,491
TPG Telecom Ltd. (b)	19,806	84,349
Wesfarmers Ltd. (b)	5,259	111,439
Western Areas Ltd. (b)	18,387	21,816
Whitehaven Coal Ltd. (b)	13,454	15,800
		9,798,612
Austria - 0.4%
ams AG (a)(b)	9,126	89,202
BAWAG Group AG (b)(c)	7,693	214,598
CA Immobilien Anlagen AG (b)	5,550	189,263
EVN AG (b)	3,773	55,155
Raiffeisen Bank International AG (b)	3,321	47,770
Rhi Magnesita NV (b)	1,476	37,268
S IMMO AG (b)	5,593	108,678
Telekom Austria AG (b)	7,481	52,228
Verbund AG (b)	188	6,780
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	1,193	22,502
Wienerberger AG (b)	7,467	116,655
		940,099
Belgium - 0.5%
Aedifica SA (b)	761	78,993
Anheuser-Busch InBev SA/NV (b)	5,222	230,655
Befimmo SA (b)	1,557	74,480
Galapagos NV (a)(b)	353	69,321
KBC Group NV (b)	15,824	718,017
Telenet Group Holding NV (b)	4,005	120,265
Warehouses De Pauw CVA (b)	1,877	53,578
		1,345,309
Bermuda - 0.0% (d)
DHT Holdings, Inc.	9,100	69,797
Brazil - 0.8%
AES Tiete Energia SA	9,800	24,424
Ambev SA	38,900	88,938
B3 SA - Brasil Bolsa Balcao	20,700	141,941
Banco do Brasil SA	4,200	22,430
Banco Santander Brasil SA	2,600	13,510
BB Seguridade Participacoes SA	48,100	232,349
BRF SA (a)	8,700	25,282
EDP - Energias do Brasil SA	10,300	32,212
IRB Brasil Resseguros S/A	37,800	70,564
JBS SA	90,600	354,651
JSL SA	7,800	19,605
Log-in Logistica Intermodal SA (a)	12,500	34,954
Minerva SA (a)	31,900	48,807
Multiplan Empreendimentos Imobiliarios SA	3,400	12,661
Petro Rio SA (a)	7,900	25,390
Porto Seguro SA	2,100	17,904
Qualicorp Consultoria e Corretora de Seguros SA	14,600	67,210
TIM Participacoes SA	79,100	191,353

TOTVS SA	6,400	57,274
Trisul SA	14,100	20,189
Vale SA	56,296	468,041
Wiz Solucoes e Corretagem de Seguros SA	43,800	77,382
YDUQS Part	5,700	24,572
		2,071,643
Britain - 8.6%
Admiral Group PLC (b)	7,163	197,270
Aggreko PLC (b)	9,857	58,910
AstraZeneca PLC (b)	2,529	225,330
Aviva PLC	243,414	800,284
Barclays PLC	613,062	696,702
Barratt Developments PLC (b)	14,985	80,998
Bodycote PLC (b)	5,022	35,158
boohoo Group PLC (a)(b)	11,719	27,566
BP PLC (b)	49,587	203,353
Britvic PLC (b)	2,487	21,554
Bunzl PLC (b)	2,894	57,928
Burberry Group PLC (b)	5,320	86,475
Coats Group PLC (b)	82,910	43,182
Compass Group PLC (b)	18,581	289,493
Concentric AB (b)	3,625	35,176
ConvaTec Group PLC (b)(c)	25,106	57,725
Cranswick PLC (b)	3,551	162,559
CVS Group PLC (b)	6,264	64,062
Diageo PLC (b)	12,680	402,076
Dialog Semiconductor PLC (a)(b)	1,864	48,451
Direct Line Insurance Group PLC (b)	91,520	334,112
Dunelm Group PLC (b)	18,111	156,865
Empiric Student Property PLC (b)	21,365	17,382
Endava PLC - ADR (a)	2,800	98,448
Ferguson PLC (b)	145	8,966
Fiat Chrysler Automobiles NV (b)	30,771	219,666
Firstgroup PLC (a)(b)	45,900	28,259
Frasers Group PLC (a)(b)	10,284	23,172
Future PLC (b)	5,342	66,340
Games Workshop Group PLC (b)	3,828	203,349
Gamesys Group PLC (a)(b)	10,611	95,919
GlaxoSmithKline PLC (b)	27,291	512,092
Greggs PLC (b)	4,424	88,038
Halfords Group PLC (b)	16,524	14,295
Hargreaves Lansdown PLC (b)	11,642	197,807
Hill & Smith Holdings PLC (b)	4,666	54,835
Howden Joinery Group PLC (b)	45,788	288,038
HSBC Holdings PLC (b)	304,896	1,711,612
IG Design Group PLC (b)	3,215	20,739
Informa PLC (b)	2,401	13,077
IntegraFin Holdings PLC (b)	10,381	55,656
InterContinental Hotels Group PLC (b)	4,119	175,235
J Sainsbury PLC	881,625	2,281,120
John Wood Group PLC	597,892	1,137,696
Judges Scientific PLC (b)	1,598	82,514
KAZ Minerals PLC (b)	7,187	31,168
Legal & General Group PLC (b)	16,163	38,188

Man Group PLC (b)	19,052	29,156
Mitchells & Butlers PLC (a)(b)	17,299	38,687
Moneysupermarket.com Group PLC (b)	23,068	85,722
Morgan Sindall Group PLC (b)	6,268	92,375
National Express Group PLC (b)	21,322	53,988
Next PLC (b)	1,252	62,811
Ninety One PLC (a)	1	1
Nomad Foods Ltd. (a)	3,000	55,680
Persimmon PLC (b)	1,569	37,089
Pets at Home Group PLC (b)	20,329	64,547
Phoenix Group Holdings PLC (b)	17,813	136,710
QinetiQ Group PLC (b)	19,659	78,064
Redrow PLC (b)	16,330	72,389
RELX PLC (b)	4,605	98,282
Restore PLC (b)	4,987	21,898
Rio Tinto Ltd. (b)	1,655	85,265
Rio Tinto PLC (b)	828	37,957
Royal Bank of Scotland Group PLC	623,865	860,230
Safestore Holdings PLC (b)	15,697	124,125
Smith & Nephew PLC (b)	185,265	3,263,716
Softcat PLC (b)	10,193	129,794
Spirent Communications PLC (b)	27,522	69,807
Stagecoach Group PLC (b)	67,360	57,682
Standard Chartered PLC (b)	206,852	1,143,640
Synthomer PLC (b)	13,152	39,582
Tate & Lyle PLC (b)	56,033	455,874
TechnipFMC PLC	123,456	832,093
Tesco PLC (b)	489,457	1,382,237
TP ICAP PLC (b)	26,129	108,669
Travis Perkins PLC (b)	103,597	1,126,172
Unilever NV (b)	4,099	201,471
Unilever PLC (b)	911	45,942
Vistry Group PLC (b)	8,171	58,245
Vodafone Group PLC	787,535	1,089,509
Warehouse Reit PLC (b)	65,578	74,752
		23,663,001
Canada - 6.0%
Alimentation Couche-Tard, Inc. - Class B	5,400	127,201
Allied Properties Real Estate Investment Trust	12,700	403,750
Bank of Montreal	700	35,346
Canadian National Railway Co.	3,900	304,922
Canadian Natural Resources Ltd.	8,100	110,797
Canadian Pacific Railway Ltd.	17,198	3,776,509
Canadian Solar, Inc. (a)	1,300	20,683
Cascades, Inc.	11,400	101,825
Centerra Gold, Inc. (a)	3,600	21,411
CI Financial Corp.	24,800	246,185
Cogeco Communications, Inc.	3,400	230,653
CogeCo., Inc.	1,600	98,776
Colliers International Group, Inc.	900	43,053
Computer Modelling Group Ltd.	10,300	28,032
Constellation Software, Inc.	300	272,654
CT Real Estate Investment Trust	8,000	66,510
Dream Industrial Real Estate Investment Trust	24,900	166,142

Enghouse Systems Ltd.	600	18,559
Fairfax Financial Holdings Ltd.	1,400	429,192
Fiera Capital Corp.	4,800	22,307
First National Financial Corp.	3,400	60,206
Franco-Nevada Corp.	700	69,940
goeasy Ltd.	1,400	36,201
Home Capital Group, Inc. (a)	1,600	18,259
iA Financial Corp., Inc. (b)	1,000	31,436
IGM Financial, Inc.	2,600	43,139
Intact Financial Corp.	100	8,643
Kirkland Lake Gold Ltd.	16,100	474,202
Lululemon Athletica, Inc. (a)	19,863	3,765,032
Manulife Financial Corp.	13,400	168,250
Martinrea International, Inc.	11,700	56,617
Morguard North American Residential REIT	6,400	60,894
Northland Power, Inc.	11,100	221,558
Open Text Corp.	1,400	48,955
Parex Resources, Inc. (a)	9,900	83,713
Pembina Pipeline Corp.	1,500	28,139
PrairieSky Royalty Ltd.	2,900	15,311
Premium Brands Holdings Corp.	1,000	51,446
Real Matters, Inc. (a)	3,500	34,818
Restaurant Brands International, Inc.	2,400	96,713
Richelieu Hardware Ltd.	5,971	94,319
Ritchie Bros Auctioneers, Inc.	4,100	140,425
Royal Bank of Canada	3,400	210,600
SEMAFO, Inc. (a)	12,700	24,637
Shopify, Inc. - Class A (a)	7,922	3,302,919
Slate Office REIT (b)	10,400	27,121
SmartCentres REIT	18,300	244,988
Suncor Energy, Inc.	8,100	129,273
TFI International, Inc.	2,300	50,746
Thomson Reuters Corp.	3,100	211,204
TMX Group Ltd.	1,900	141,450
Torex Gold Resources, Inc. (a)	5,600	54,237
Transcontinental, Inc. - Class A	7,100	63,014
Tricon Capital Group, Inc.	10,200	49,938
Wesdome Gold Mines Ltd. (a)	13,300	69,841
		16,712,691
Chile - 0.0% (d)
Engie Energia Chile SA (b)	78,038	85,794
China - 6.0%
AK Medical Holdings Ltd. (b)(c)	14,000	30,286
Alibaba Group Holding Ltd. - ADR (a)	1,800	350,064
A-Living Services Co. Ltd. - H Shares (b)(c)	8,750	41,963
Anhui Conch Cement Co. Ltd. - H Shares (b)	98,500	676,658
ANTA Sports Products Ltd. (b)	16,000	116,107
Aoyuan Healthy Life Group Co. Ltd. (b)	77,000	63,746
Baidu, Inc. - ADR (a)	8,991	906,203
Central China Real Estate Ltd. (b)	69,000	34,888
China Aoyuan Group Ltd. (b)	16,000	18,435
China CITIC Bank Corp. Ltd. - H Shares (b)	113,000	55,569
China Coal Energy Co. Ltd. - H Shares (b)	156,000	42,908
China Construction Bank Corp. - H Shares (b)	536,000	435,686

China Kepei Education Group Ltd. (b)	160,000	83,200
China Life Insurance Co. Ltd. - H Shares (b)	273,000	527,176
China Merchants Bank Co. Ltd. - H Shares (b)	6,000	26,843
China Oilfield Services Ltd. - H Shares (b)	138,000	105,351
China Pacific Insurance Group Co. Ltd. - H Shares (b)	21,400	64,077
China Shenhua Energy Co. Ltd. - H Shares (b)	8,000	15,116
China Tianrui Group Cement Co. Ltd. (a)(b)	71,000	76,313
CITIC Securities Co. Ltd. - H Shares (b)	10,500	19,040
CNOOC Ltd. (b)	314,000	326,301
COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares (b)	104,000	55,069
Country Garden Services Holdings Co. Ltd. (b)	95,000	382,260
Dongyue Group Ltd. (b)	69,000	27,253
Edvantage Group Holdings Ltd. (b)	50,000	26,389
Great Wall Motor Co. Ltd. - H Shares (b)	240,000	152,193
Greenland Hong Kong Holdings Ltd. (b)	92,000	34,792
Hengan International Group Co. Ltd. (b)	11,000	82,161
Huami Corp. - ADR (a)	2,200	28,864
HUYA, Inc. - ADR (a)	5,152	87,326
Industrial & Commercial Bank of China Ltd. - H Shares (b)	548,000	373,834
JD.com, Inc. - ADR (a)	20,627	835,393
Lenovo Group Ltd.	3,489,000	1,848,271
Li Ning Co. Ltd. (b)	140,500	404,202
Logan Property Holdings Co. Ltd. (b)	78,000	118,652
Longfor Group Holdings Ltd. (b)(c)	4,000	19,252
Luye Pharma Group Ltd. (b)(c)	45,500	21,924
Momo, Inc. - ADR	12,481	270,713
NetEase, Inc. - ADR	3,661	1,175,035
New China Life Insurance Co. Ltd. - H Shares (b)	55,400	170,586
New Oriental Education & Technology Group, Inc. - ADR (a)	3,500	378,840
NIO, Inc. - ADR (a)	14,497	40,302
PICC Property & Casualty Co. Ltd. - H Shares (b)	4,000	3,830
Ping An Insurance Group Co of China Ltd. (b)	2,500	24,416
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares (b)	176,000	220,943
Shanghai Haohai Biological Technology Co. Ltd. - H Shares (a)(b)(c)	8,100	30,094
Silergy Corp. (b)	1,000	32,436
Sinopec Engineering Group Co. Ltd. - H Shares (b)	71,000	29,553
Sinotruk Hong Kong Ltd. (b)	62,000	101,843
Tencent Holdings Ltd.	87,305	4,315,278
Tiangong International Co. Ltd. (b)	158,000	54,862
Tingyi Cayman Islands Holding Corp. (b)	164,000	266,637
Tong Ren Tang Technologies Co. Ltd. - H Shares (b)	70,000	55,434
Tsingtao Brewery Co. Ltd. - H Shares (b)	28,000	141,532
Want Want China Holdings Ltd. (b)	378,000	272,582
West China Cement Ltd. (b)	124,000	19,067
Wisdom Education International Holdings Co. Ltd. (b)	86,000	28,425
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares (b)(c)	29,000	135,692
Yihai International Holding Ltd. (b)	6,000	45,195
Yum China Holdings, Inc.	7,800	332,514
		16,659,574
Czech Republic - 0.4%
CEZ AS (b)	63,147	1,030,137
Komercni banka as (b)	6	113
		1,030,250

Denmark - 2.7%
AP Moller - Maersk A/S - Series B	2,433	2,156,526
Carlsberg A/S - Series B (b)	1,674	188,459
Coloplast A/S - Class B (b)	873	126,608
Danske Bank A/S	77,627	863,942
DSV PANALPINA A/S	26,377	2,398,436
GN Store Nord A/S (b)	5,586	247,673
H+H International A/S - Class B (a)(b)	3,296	37,836
Matas A/S (b)	3,990	25,131
NNIT A/S (b)(c)	2,062	26,012
Novo Nordisk A/S - Class B (b)	17,281	1,031,954
Pandora A/S (b)	2,092	67,218
Per Aarsleff Holding A/S (b)	1,397	30,594
Scandinavian Tobacco Group A/S (b)(c)	4,136	41,530
Tryg A/S (b)	61	1,485
Vestas Wind Systems A/S (b)	3,877	315,455
		7,558,859
Finland - 0.4%
Elisa Oyj (b)	139	8,580
Kemira Oyj (b)	8,032	77,420
Kone Oyj - Class B (b)	6,415	359,245
Neste Oyj (b)	5,286	175,747
Outotec Oyj (b)	6,088	22,446
QT Group Oyj (a)(b)	1,156	22,893
Sampo Oyj - A Shares (b)	10,649	307,211
Sanoma Oyj (b)	4,193	38,056
Terveystalo Oyj (b)(c)	5,014	44,392
Tokmanni Group Corp. (b)	5,088	50,450
Uponor Oyj (b)	2,652	23,881
Valmet Oyj (b)	2,281	44,282
		1,174,603
France - 7.3%
Amundi SA (c)	24,570	1,421,607
Bouygues SA	12,935	375,389
Bureau Veritas SA (b)	16,824	317,114
CGG SA (a)(b)	15,408	13,477
Cie Generale des Etablissements Michelin SCA	12,834	1,124,065
CNP Assurances (b)	453	4,386
Coface SA (a)(b)	4,557	28,937
Constellium SE (a)	6,300	32,823
Dassault Systemes SE (b)	3,780	551,847
Eiffage SA	406	28,819
Elis SA (b)	6,990	65,866
EssilorLuxottica SA (b)	2,070	219,161
EssilorLuxottica SA	18,816	2,010,656
Eurazeo SE (b)	718	32,216
Gaztransport Et Technigaz SA (b)	2,351	169,268
Hermes International (b)	683	464,721
Ipsen SA (b)	1,887	96,727
Kaufman & Broad SA (b)	2,825	86,785
La Francaise des Jeux SAEM (a)(b)(c)	5,002	126,730
Legrand SA (b)	1,615	103,008
L'Oreal SA (b)	2,360	610,794
LVMH Moet Hennessy Louis Vuitton SE (b)	11,661	4,276,691
Mersen SA (b)	2,802	51,033

Pernod Ricard SA	15,504	2,200,582
Peugeot SA (b)	1,492	19,425
Publicis Groupe SA	34,930	998,263
Quadient (b)	1,620	28,437
Rexel SA	262,622	1,933,784
Safran SA (b)	3,170	280,853
Sartorius Stedim Biotech (b)	512	102,172
Schneider Electric SE (b)	22,561	1,906,923
SCOR SE	15,348	337,675
SOITEC (a)(b)	689	49,150
TOTAL SA (b)	3,932	148,153
Vinci SA (b)	770	62,916
		20,280,453
Georgia - 0.0% (d)
Bank of Georgia Group PLC (b)	4,837	54,903
Germany - 3.1%
ADVA Optical Networking SE (a)(b)	4,649	26,240
AIXTRON SE (a)(b)	3,939	33,899
Allianz SE (b)	3,490	594,339
Amadeus Fire AG (b)	679	57,389
BASF SE	34,253	1,601,054
Bayer AG (b)	898	51,454
Cewe Stiftung & Co KGAA (b)	401	35,281
CompuGroup Medical SE (b)	1,054	63,942
Covestro AG (c)	50,552	1,534,162
CropEnergies AG (b)	6,249	53,747
Dermapharm Holding SE (b)	1,965	81,036
Deutsche Pfandbriefbank AG (b)(c)	7,519	56,762
Deutsche Telekom AG (b)	8,417	108,709
Eckert & Ziegler Strahlen- und Medizintechnik AG (b)	161	25,005
Encavis AG (b)	31,114	311,201
Evotec SE (a)(b)	1,839	39,924
Freenet AG (b)	2,145	37,530
Gerresheimer AG (b)	490	30,899
GFT Technologies SE (b)	2,321	19,309
Hannover Rueck SE (b)	1,494	210,962
HelloFresh SE (a)(b)	1,702	55,579
HOCHTIEF AG (b)	6	394
Hornbach Holding AG & Co. KGaA (b)	1,792	74,963
LPKF Laser & Electronics AG (a)(b)	4,453	82,832
Merck KGaA (b)	281	28,370
MTU Aero Engines AG (b)	74	10,700
SAP SE (b)	5,585	623,554
Siemens AG	4,706	394,058
Sirius Real Estate Ltd. (b)	22,868	18,703
Symrise AG (b)	277	25,625
Varta AG (a)(b)	380	26,738
Volkswagen AG	14,072	1,846,215
Wirecard AG (b)(g)	3,221	362,911
Wuestenrot & Wuerttembergische AG (b)	2,299	35,159
		8,558,645
Greece - 0.0% (d)
FF Group (a)(e)	2,880	–
Hellenic Telecommunications Organization SA (b)	621	7,507
Motor Oil Hellas Corinth Refineries SA (b)	4,374	53,387
		60,894

Hong Kong - 3.0%
AIA Group Ltd.	392,665	3,516,174
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	49,000	71,621
China Aircraft Leasing Group Holdings Ltd. (b)	30,500	26,687
China Education Group Holdings Ltd. (b)	45,000	62,276
China Grand Pharmaceutical and Healthcare Holdings Ltd. (b)	100,000	58,759
China Mobile Ltd.	69,500	520,853
China Overseas Property Holdings Ltd. (b)	40,000	37,275
China Resources Power Holdings Co. Ltd.	1,762,504	1,933,006
China Taiping Insurance Holdings Co. Ltd. (b)	59,800	96,788
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	144,000	64,961
China Unicom Hong Kong Ltd. (b)	132,000	76,989
Comba Telecom Systems Holdings Ltd. (b)	62,000	24,532
Cowell e Holdings, Inc. (b)	125,000	28,986
Ever Sunshine Lifestyle Services Group Ltd. (b)	30,000	37,427
Gemdale Properties & Investment Corp. Ltd. (b)	372,000	61,036
Hang Seng Bank Ltd. (b)	15,000	255,559
Henderson Land Development Co. Ltd. (b)	63,800	241,476
HKT Trust & HKT Ltd. (b)	74,000	100,644
Hong Kong Exchanges & Clearing Ltd. (b)	5,700	170,768
Hopson Development Holdings Ltd. (b)	62,000	55,120
Johnson Electric Holdings Ltd. (b)	40,000	62,658
Lee & Man Paper Manufacturing Ltd. (b)	111,000	66,578
Leyou Technologies Holdings Ltd. (a)(b)	110,000	32,168
LVGEM China Real Estate Investment Co. Ltd. (b)	104,000	31,770
MTR Corp. Ltd. (b)	2,500	12,859
NetDragon Websoft Holdings Ltd. (b)	13,000	31,062
Perfect Shape Medical Ltd. (b)	108,000	25,891
Shimao Property Holdings Ltd. (b)	24,000	83,175
Shun Tak Holdings Ltd. (b)	96,000	32,456
SITC International Holdings Co. Ltd. (b)	26,000	24,201
Vinda International Holdings Ltd. (b)	37,000	89,096
VTech Holdings Ltd. (b)	19,400	139,699
Xinyi Glass Holdings Ltd. (b)	106,000	121,038
Yuexiu Property Co. Ltd. (b)	230,000	41,096
		8,234,684
Hungary - 0.0% (d)
Magyar Telekom Telecommunications PLC (b)	23,786	26,489
OTP Bank Nyrt (b)	2,738	78,538
Richter Gedeon Nyrt (b)	87	1,641
		106,668
India - 1.2%
Alembic Pharmaceuticals Ltd. (b)	6,514	45,529
Alkem Laboratories Ltd. (b)	3,144	95,850
Castrol India Ltd. (b)	38,642	50,771
Century Textiles & Industries Ltd. (b)	7,515	29,083
Gujarat Gas Ltd. (b)	36,665	111,757
HDFC Bank Ltd. - ADR	57,667	2,217,873
HeidelbergCement India Ltd. (b)	11,212	20,925
ICICI Securities Ltd. (b)(c)	10,422	38,074
KEI Industries Ltd. (b)	11,476	40,565
Mahanagar Gas Ltd. (b)	13,380	144,833

Manappuram Finance Ltd. (b)	24,990	31,068
Multi Commodity Exchange of India Ltd. (b)	2,417	35,838
Muthoot Finance Ltd. (b)	7,225	58,485
NMDC Ltd. (b)	31,185	32,636
Polycab India Ltd. (b)	6,426	62,587
Power Finance Corp. Ltd. (b)	103,759	125,296
Welspun Corp. Ltd. (b)	28,469	23,492
WNS Holdings Ltd. - ADR (a)	3,500	150,430
		3,315,092
Indonesia - 0.1%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)(b)	251,000	32,677
Unilever Indonesia Tbk PT (b)	455,000	201,206
		233,883
Ireland - 3.6%
Accenture PLC - Class A	21,542	3,516,947
C&C Group PLC (b)	36,389	88,611
DCC PLC (b)	1,307	81,623
Experian PLC	167,923	4,666,794
Fly Leasing Ltd. - ADR (a)	4,600	32,384
ICON PLC (a)	11,051	1,502,936
UDG Healthcare PLC (b)	12,269	95,460
		9,984,755
Israel - 0.2%
Ashtrom Group Ltd. (b)	1,968	21,872
ElCo. Ltd. (b)	2,288	75,729
Electra Consumer Products 1970 Ltd. (b)	3,195	56,111
Formula Systems 1985 Ltd. (b)	526	29,042
Fox Wizel Ltd. (b)	1,552	51,286
Matrix IT Ltd. (b)	6,550	106,524
Nice Ltd. (a)(b)	572	82,709
Plus500 Ltd. (b)	6,084	80,477
Shikun & Binui Ltd. (b)	21,957	77,327
Teva Pharmaceutical Industries Ltd. - ADR (a)	5,155	46,292
		627,369
Italy - 2.1%
Anima Holding SpA (b)(c)	13,711	36,435
Arnoldo Mondadori Editore SpA (a)(b)	17,953	25,938
Ascopiave SpA (b)	10,769	39,856
ASTM SpA (b)	1,301	22,782
Atlantia SpA (b)	4,359	54,150
Azimut Holding SpA (b)	4,205	59,849
Banca Farmafactoring SpA (b)(c)	5,182	26,634
Banca Generali SpA (b)	7,240	150,444
Banca Monte dei Paschi di Siena SpA (a)(b)	21,641	26,700
Banca Sistema SpA (b)(c)	19,754	23,252
Buzzi Unicem SpA (b)	2,546	46,499
CIR SpA-Compagnie Industriali (b)	52,823	24,693
Danieli & C Officine Meccaniche SpA (b)	3,234	22,602
Enel SpA (b)	165,802	1,143,678
Ferrari NV	15,649	2,410,494
Fiera Milano SpA (b)	12,418	38,131
FinecoBank Banca Fineco SpA (b)	10,793	97,106
Intesa Sanpaolo SpA (b)	61,474	99,469
Moncler SpA (b)	8,038	292,091

SAES Getters SpA (b)	1,394	28,059
Saipem SpA (a)(b)	8,865	21,373
Snam SpA (b)	49,689	227,094
Telecom Italia SpA (a)(b)	149,313	60,438
Tinexta Spa (b)	5,172	52,684
UniCredit SpA	71,230	551,078
Unieuro SpA (b)(c)	4,186	28,381
Unione di Banche Italiane SpA (b)	20,922	54,170
Unipol Gruppo SpA (b)	15,105	51,512
Zignago Vetro SpA (b)	1,921	23,063
		5,738,655
Japan - 14.3%
ABC-Mart, Inc. (b)	900	45,043
Advantest Corp. (b)	2,700	107,541
Alfresa Holdings Corp. (b)	1,900	35,362
AlinCo., Inc. (b)	3,100	26,717
Alps Alpine Co. Ltd. (b)	4,400	42,397
Amada Holdings Co. Ltd. (b)	900	7,054
Aozora Bank Ltd. (b)	10,400	198,476
Astellas Pharma, Inc. (b)	24,000	369,777
Bell System24 Holdings, Inc. (b)	4,300	44,620
Bunka Shutter Co. Ltd. (b)	6,500	47,325
CAC Holdings Corp. (b)	4,800	43,307
Calbee, Inc. (b)	300	8,096
Capcom Co. Ltd. (b)	900	28,219
Casio Computer Co. Ltd. (b)	4,400	61,562
Cawachi Ltd. (b)	1,300	28,529
Central Japan Railway Co. (b)	1,100	176,298
Chugai Pharmaceutical Co. Ltd. (b)	3,100	358,657
Credit Saison Co. Ltd. (b)	10,900	126,459
Cybernet Systems Co. Ltd. (b)	4,400	22,689
Daido Metal Co. Ltd. (b)	14,600	72,515
Daiichi Jitsugyo Co. Ltd. (b)	1,000	31,598
Dai-ichi Life Holdings, Inc.	38,200	453,630
Daiichi Sankyo Co. Ltd. (b)	800	54,941
Daiki Aluminium Industry Co. Ltd. (b)	4,600	24,480
Daikin Industries Ltd. (b)	3,100	374,214
Daito Pharmaceutical Co. Ltd. (b)	2,000	54,740
Daito Trust Construction Co. Ltd.	1,500	139,295
DCM Holdings Co. Ltd. (b)	10,000	92,495
Denki Kogyo Co. Ltd. (b)	1,800	41,244
Dip Corp. (b)	2,200	35,335
Eisai Co. Ltd.	100	7,315
Electric Power Development Co. Ltd. (b)	2,700	54,113
ES-Con Japan Ltd. (b)	4,200	23,054
euglena Co. Ltd. (a)	3,600	23,131
FamilyMart Co. Ltd.	2,400	43,094
Fast Retailing Co. Ltd.	700	285,630
Ferrotec Holdings Corp. (b)	4,300	21,681
FJ Next Co. Ltd.	9,900	74,823
Foster Electric Co. Ltd. (b)	2,900	29,642
Fujimi, Inc. (b)	1,600	39,603
Fujita Kanko, Inc. (b)	2,000	28,812
Fujitsu Ltd.	17,682	1,592,595

Fukuoka Financial Group, Inc. (b)	45,900	605,489
Furukawa Co. Ltd. (b)	6,200	60,518
Future Corp. (b)	1,600	20,678
Godo Steel Ltd. (b)	4,900	95,156
Goldcrest Co. Ltd. (b)	7,300	109,728
Hamamatsu Photonics KK (b)	1,700	69,079
Hankyu Hanshin REIT, Inc. (b)	21	22,717
Hikari Tsushin, Inc. (b)	1,800	301,199
HIS Co. Ltd. (b)	3,500	45,637
Hitachi Ltd. (b)	800	22,981
Hitachi Metals Ltd.	128,300	1,346,722
Hokkaido Electric Power Co., Inc. (b)	12,600	54,408
Hokuetsu Corp. (b)	32,500	121,348
Hokuhoku Financial Group, Inc. (b)	3,300	29,387
Hokuto Corp. (b)	5,300	92,571
Honda Motor Co. Ltd.	98,600	2,206,317
Honeys Holdings Co. Ltd. (b)	4,100	41,095
Hoshizaki Corp. (b)	4,100	306,687
Hosiden Corp. (b)	6,200	43,053
House Foods Group, Inc. (b)	1,100	35,794
Hoya Corp. (b)	1,800	153,057
IDEA Consultants, Inc. (b)	4,500	56,975
Iida Group Holdings Co. Ltd.	60,700	838,944
Iino Kaiun Kaisha Ltd. (b)	11,300	32,273
Inabata & Co. Ltd. (b)	9,700	105,263
Ines Corp. (b)	8,500	106,614
Inpex Corp.	224,800	1,261,142
Internet Initiative Japan, Inc. (b)	3,300	108,319
Itochu Techno-Solutions Corp. (b)	8,600	244,931
Jaccs Co. Ltd. (b)	3,600	61,049
Japan Petroleum Exploration Co. Ltd. (b)	2,400	39,332
Japan Retail Fund Investment Corp. (b)	137	155,738
Japan Securities Finance Co. Ltd. (b)	10,900	49,728
JGC Holdings Corp. (b)	18,300	146,071
JMS Co. Ltd. (b)	13,900	112,044
Joyful Honda Co. Ltd.	3,900	44,806
JXTG Holdings, Inc.	502,400	1,711,871
Kakaku.com, Inc. (b)	2,000	36,579
Kandenko Co. Ltd. (b)	24,600	195,507
Kanto Denka Kogyo Co. Ltd. (b)	5,000	35,592
Kao Corp.	700	57,028
KAWADA TECHNOLOGIES, Inc. (b)	500	24,988
Kawasumi Laboratories, Inc.	3,600	32,402
Kenedix Retail REIT Corp. (b)	81	115,049
Kewpie Corp.	2,200	44,033
Key Coffee, Inc. (b)	2,800	59,577
Keyence Corp. (b)	9,380	3,015,788
KFC Holdings Japan Ltd. (b)	5,100	108,682
Kokuyo Co. Ltd.	4,600	64,044
KOMEDA Holdings Co. Ltd.	1,900	29,264
Kureha Corp. (b)	3,700	150,030
Lasertec Corp. (b)	600	27,822
Lawson, Inc.	1,500	82,335
Life Corp.	2,200	60,519

Lintec Corp. (b)	1,700	35,579
McDonald's Holdings Co Japan Ltd. (b)	5,900	266,101
MCUBS MidCity Investment Corp. (b)	76	53,854
Mimasu Semiconductor Industry Co. Ltd. (b)	5,500	89,216
Mirai Corp. (b)	606	205,931
Mitsubishi Logistics Corp. (b)	1,400	28,183
Mitsubishi UFJ Financial Group, Inc. (b)	16,000	59,865
Mitsui & Co. Ltd.	65,100	903,829
Mitsui E&S Holdings Co. Ltd. (a)(b)	4,200	20,172
Mitsui Matsushima Holdings Co. Ltd. (b)	4,500	36,506
Mitsui Sugar Co. Ltd. (b)	1,500	28,841
Mitsui-Soko Holdings Co. Ltd. (b)	7,100	91,513
MonotaRO Co. Ltd. (b)	10,500	277,425
Moriroku Holdings Co. Ltd. (b)	3,100	42,888
MS&AD Insurance Group Holdings, Inc.	22,400	624,985
Nasu Denki Tekko Co. Ltd. (b)	400	27,031
NCS&A Co. Ltd. (b)	9,300	36,224
Nichiban Co. Ltd. (b)	2,300	31,774
Nichi-iko Pharmaceutical Co. Ltd. (b)	2,200	29,126
Nihon Chouzai Co. Ltd. (b)	2,000	30,626
Nikkiso Co. Ltd. (b)	4,100	30,248
Nikkon Holdings Co. Ltd.	4,200	81,889
Nintendo Co. Ltd. (b)	1,600	621,846
Nippon Antenna Co. Ltd.	4,200	36,495
Nippon Carbon Co. Ltd. (b)	1,300	38,498
Nippon Electric Glass Co. Ltd. (b)	2,500	33,293
Nippon Pillar Packing Co. Ltd. (b)	1,900	22,011
Nippon Sheet Glass Co. Ltd. (a)(b)	9,500	29,025
Nippon Steel Corp. (b)	800	6,819
Nippon Systemware Co. Ltd. (b)	1,900	30,402
Nipro Corp.	4,200	49,404
Nishi-Nippon Financial Holdings, Inc. (b)	17,400	97,609
Nishio Rent All Co. Ltd. (b)	1,700	35,523
Nissan Chemical Corp. (b)	2,500	90,543
Nittetsu Mining Co. Ltd. (b)	1,100	43,061
Nitto Denko Corp. (b)	12,400	550,796
Nohmi Bosai Ltd. (b)	1,800	33,208
Nomura Research Institute Ltd. (b)	7,301	154,217
North Pacific Bank Ltd. (b)	29,300	55,158
NS United Kaiun Kaisha Ltd. (b)	2,500	32,010
NSD Co. Ltd.	2,400	31,986
NTT DOCOMO, Inc. (b)	15,100	472,224
Obic Co. Ltd. (b)	4,200	547,217
Olympus Corp. (b)	14,500	209,022
Ono Pharmaceutical Co. Ltd. (b)	4,000	91,922
Open House Co. Ltd. (b)	2,000	41,155
Organo Corp. (b)	2,000	101,144
OSJB Holdings Corp.	43,800	96,737
Otsuka Corp. (b)	9,200	392,201
Otsuka Holdings Co. Ltd. (b)	6,700	261,423
Oyo Corp. (b)	2,000	22,610
Panasonic Corp.	198,741	1,504,551
PCA Corp. (b)	800	22,581
Persol Holdings Co. Ltd. (b)	13,600	136,083

Prima Meat Packers Ltd. (b)	3,300	74,709
PS Mitsubishi Construction Co. Ltd. (b)	12,600	59,256
Recruit Holdings Co. Ltd. (b)	6,600	170,486
Relia, Inc. (b)	6,900	66,808
Rengo Co. Ltd.	11,700	90,946
Resona Holdings, Inc.	205,700	616,752
Restar Holdings Corp. (b)	7,100	98,196
Rohto Pharmaceutical Co. Ltd. (b)	1,700	46,448
Roland DG Corp. (b)	2,500	26,920
Ryoyo Electro Corp. (b)	1,900	36,179
SAMTY Co. Ltd. (b)	4,400	48,756
Sanki Engineering Co. Ltd. (b)	7,700	86,205
Sankyo Co. Ltd. (b)	2,300	66,701
Sawai Pharmaceutical Co. Ltd.	1,400	75,013
SEC Carbon Ltd. (b)	600	34,245
Secom Co. Ltd.	700	57,896
Seikoh Giken Co. Ltd. (b)	1,300	22,903
Sekisui Plastics Co. Ltd. (b)	7,300	37,718
Senshukai Co. Ltd. (b)	7,000	23,101
Seven & i Holdings Co. Ltd. (b)	1,200	39,630
Shimano, Inc. (b)	5,300	755,851
Shin Nippon Biomedical Laboratories Ltd. (b)	5,700	27,744
Shin-Etsu Chemical Co. Ltd.	1,400	137,602
Shinko Shoji Co. Ltd. (b)	7,300	59,964
Shionogi & Co. Ltd. (b)	8,800	433,483
Showa Sangyo Co. Ltd.	1,400	41,668
SKY Perfect JSAT Holdings, Inc. (b)	22,900	81,873
Softbank Corp. (b)	18,700	238,213
SoftBank Group Corp. (b)	12,600	446,070
Sojitz Corp. (b)	16,400	38,452
Sony Financial Holdings, Inc. (b)	4,800	80,600
Studio Alice Co. Ltd. (b)	3,600	49,245
Subaru Enterprise Co. Ltd. (b)	500	35,973
Sumitomo Forestry Co. Ltd. (b)	7,200	91,926
Sumitomo Mitsui Financial Group, Inc. (b)	69,200	1,681,103
Sumitomo Mitsui Trust Holdings, Inc. (b)	600	17,238
Sumitomo Riko Co. Ltd. (b)	4,900	26,509
Sundrug Co. Ltd. (b)	500	16,022
Suzuken Co. Ltd. (b)	1,100	39,965
Suzuki Motor Corp.	23,100	550,039
SWCC Showa Holdings Co. Ltd. (b)	5,100	47,240
Sysmex Corp.	1,800	130,275
T&D Holdings, Inc. (b)	1,600	12,971
Taisei Corp. (b)	1,300	39,648
Takara Leben Co. Ltd. (b)	22,000	70,772
Takara Leben Real Estate Investment Corp. (b)	284	211,506
Takara Standard Co. Ltd. (b)	4,300	65,728
Takashimaya Co. Ltd. (b)	19,100	171,442
Tama Home Co. Ltd. (b)	8,000	90,008
Tanseisha Co. Ltd. (b)	7,800	52,426
Tekken Corp.	2,200	47,651
The 77 Bank Ltd. (b)	13,300	170,838
The Juroku Bank Ltd. (b)	4,100	71,506
The Nisshin Oillio Group Ltd.	3,400	114,426

TIS, Inc. (b)	7,800	129,354
Tokyo Electron Device Ltd.	4,200	86,986
Tokyo Electron Ltd. (b)	2,400	447,297
Tokyotokeiba Co. Ltd.	1,600	41,590
Tokyu Construction Co. Ltd. (b)	35,800	188,024
Tomen Devices Corp. (b)	900	26,998
TOMONY Holdings, Inc. (b)	16,600	55,004
Topre Corp. (b)	2,200	24,292
Torii Pharmaceutical Co. Ltd. (b)	4,500	112,676
Tosei Corp. (b)	10,600	91,077
Toukei Computer Co. Ltd. (b)	700	24,446
Towa Pharmaceutical Co. Ltd. (b)	1,700	35,535
Transaction Co. Ltd. (b)	5,100	38,496
Trend Micro, Inc. (b)	1,800	88,888
Tsuruha Holdings, Inc. (b)	400	52,739
TV Asahi Holdings Corp. (b)	8,600	130,340
UNITED, Inc. (b)	3,200	23,678
Unitika Ltd. (a)(b)	10,800	26,808
USS Co. Ltd. (b)	5,600	76,790
Valor Holdings Co. Ltd. (b)	4,300	76,347
Vital KSK Holdings, Inc. (b)	10,000	101,526
Wakita & Co. Ltd. (b)	5,200	47,283
Warabeya Nichiyo Holdings Co. Ltd. (b)	2,800	45,353
Welcia Holdings Co. Ltd. (b)	2,400	168,147
Will Group, Inc. (b)	8,600	44,496
World Holdings Co. Ltd. (b)	2,500	28,337
Yakult Honsha Co. Ltd.	300	17,673
Yamaha Corp. (b)	1,000	38,755
Yokohama Reito Co. Ltd. (b)	11,700	100,051
Yorozu Corp.	2,600	25,302
Z Holdings Corp. (b)	9,600	30,606
		39,646,387
Jersey - 0.0% (d)
Centamin PLC (b)	28,110	41,735
Jordan - 0.0% (d)
Hikma Pharmaceuticals PLC (b)	2,757	69,329
Luxembourg - 0.0% (d)
Corestate Capital Holding SA (b)	1,644	48,034
SES SA - ADR (b)	790	4,634
		52,668
Macau - 0.0% (d)
Sands China Ltd. (b)	16,800	61,120
Malaysia - 0.3%
Carlsberg Brewery Malaysia Berhad (b)	7,300	41,944
Frontken Corp. Berhad (b)	184,300	75,128
Genting Malaysia Berhad	613,400	284,504
Hartalega Holdings Berhad (b)	122,100	193,987
Heineken Malaysia Berhad (b)	7,900	39,753
Kossan Rubber Industries (b)	19,900	23,529
MMC Corp. Berhad (b)	361,900	50,375
My EG Services Berhad (b)	100,800	22,177
Pentamaster Corp. Berhad (a)(b)	54,700	46,724
Sunway Berhad (b)	88,072	31,509
		809,630

Mexico - 0.9%
America Movil SAB de CV - Series L	86,200	51,235
Gentera SAB de CV	43,700	16,892
Grupo Aeroportuario del Centro Norte SAB de CV	16,700	56,515
Kimberly-Clark de Mexico SAB de CV - Class A	135,500	205,970
Qualitas Controladora SAB de CV	43,300	110,684
Regional SAB de CV	6,500	17,098
Wal-Mart de Mexico SAB de CV	802,831	1,891,463
		2,349,857
Netherlands - 2.6%
Alfen Beheer BV (a)(b)(c)	2,394	55,411
Argenx SE (a)(b)	272	35,804
ASM International NV (b)	811	82,513
ASML Holding NV (b)	3,479	917,117
ASML Holding NV - ADR	11,234	2,939,264
ASR Nederland NV (b)	3,262	82,018
Euronext NV (b)(c)	1,944	143,143
ING Groep NV (b)	194,213	995,167
Intertrust NV (b)(c)	4,968	62,535
Koninklijke Ahold Delhaize NV (b)	17,247	401,796
Koninklijke DSM NV (b)	637	71,655
Koninklijke KPN NV (b)	60,401	144,444
Koninklijke Philips NV (b)	16,961	696,375
NN Group NV (b)	2,541	69,054
NXP Semiconductors NV	14	1,161
Ordina NV (b)	29,974	45,248
Pharming Group NV (a)(b)	21,130	22,439
Randstad NV (b)	777	27,422
Royal Dutch Shell PLC - A Shares	18,877	327,345
Wolters Kluwer NV (b)	2,034	144,233
		7,264,144
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (b)	5,553	100,945
Infratil Ltd. (b)	8,648	20,066
Meridian Energy Ltd. (b)	72,121	172,125
Oceania Healthcare Ltd. (b)	40,086	16,322
Summerset Group Holdings Ltd. (b)	18,033	58,228
		367,686
Norway - 0.3%
Aker BP ASA (b)	4,293	53,850
Avance Gas Holding Ltd. (b)(c)	8,861	18,151
DNB ASA (b)	10,196	113,593
Europris ASA (b)(c)	19,452	56,427
Frontline Ltd. (b)	4,236	41,955
Hunter Group ASA (a)(b)	64,919	26,643
Kongsberg Gruppen ASA (b)	2,886	36,020
Norwegian Finans Holding ASA (a)(b)	9,026	36,360
Salmar ASA (b)	2,537	83,934
Sparebanken Vest (b)	10,110	47,515
Telenor ASA (b)	10,539	154,035
		668,483
Peru - 0.0% (d)
Southern Copper Corp.	3,885	109,402

Philippines - 0.1%
Altus San Nicolas Corp. (a)(e)(f)	1,826	363
First Gen Corp. (b)	78,100	25,263
Globe Telecom, Inc. (b)	2,915	110,472
Manila Electric Co. (b)	18,820	82,733
PLDT, Inc. (b)	1,010	22,341
Robinsons Land Corp. (b)	53,400	15,536
SM Prime Holdings, Inc. (b)	22,900	12,717
		269,425
Poland - 0.1%
Bank Millennium SA (a)(b)	37,677	29,066
Enea SA (a)(b)	24,535	27,864
LPP SA (b)	52	65,403
mBank SA (a)(b)	1,002	53,552
PLAY Communications SA (b)(c)	10,911	76,510
PlayWay SA (b)	505	36,728
Powszechna Kasa Oszczednosci Bank Polski SA (b)	15,070	81,800
		370,923
Portugal - 0.1%
Banco Comercial Portugues SA (b)	292,049	32,823
Galp Energia SGPS SA (b)	1,662	19,007
REN - Redes Energeticas Nacionais SGPS SA (b)	20,395	52,084
Semapa-Sociedade de Investimento e Gestao (b)	2,463	20,997
Sonae SGPS SA (b)	147,113	95,345
		220,256
Russia - 0.8%
Evraz PLC (b)	44,465	127,220
MMC Norilsk Nickel PJSC (b)	3,358	813,906
OGK-2 PJSC (a)(b)	11,289,000	84,035
Petropavlovsk PLC (a)(b)	515,192	133,639
Polyus PJSC (b)	1,013	136,906
Rosneft Oil Co PJSC - GDR	147,849	595,116
Rostelecom PJSC (a)(b)	106,154	100,538
Severstal PJSC (b)	9,501	103,101
Sistema PJSFC (a)(b)	188,351	31,615
Tatneft PJSC (b)	18,512	127,936
TGC-1 PJSC (a)(b)	336,572,723	42,408
		2,296,420
Singapore - 1.3%
AEM Holdings Ltd. (b)	19,800	23,152
Ascendas REIT (b)	7,500	14,850
Ascott Residence Trust (b)	48,446	26,715
CSE Global Ltd. (b)	100,400	24,179
DBS Group Holdings Ltd. (b)	67,300	878,141
Frencken Group Ltd. (b)	93,500	37,747
Keppel DC REIT (b)	47,700	76,554
Mapletree Commercial Trust (b)	178,500	228,940
Singapore Exchange Ltd. (b)	71,400	459,848
Singapore Press Holdings Ltd. (b)	12,700	16,421
SPH REIT (b)	64,000	34,546
StarHub Ltd. (b)	85,400	79,742
UOL Group Ltd. (b)	36,500	167,459
Wilmar International Ltd.	656,000	1,483,484
		3,551,778

South Africa - 0.3%
AECI Ltd. (b)	4,727	19,575
African Rainbow Minerals Ltd. (b)	9,428	52,236
Anglo American Platinum Ltd. (b)	486	20,301
Assore Ltd. (b)	1,050	17,426
Capitec Bank Holdings Ltd. (b)	124	6,100
Clicks Group Ltd. (b)	2,277	32,820
Harmony Gold Mining Co. Ltd. - ADR (a)	18,800	40,984
Investec PLC (b)	25,237	47,016
Kumba Iron Ore Ltd. (b)	5,369	83,718
Mediclinic International PLC (b)	8,364	27,696
Momentum Metropolitan Holdings (b)	15,113	13,192
Mr Price Group Ltd. (b)	2,688	17,058
MTN Group Ltd. (b)	48,270	129,429
Netcare Ltd. (b)	30,721	25,765
Northam Platinum Ltd. (a)(b)	4,978	18,993
Rand Merchant Investment Holdings Ltd. (b)	41,978	52,130
Super Group Ltd. (a)(b)	27,532	19,125
Vodacom Group Ltd. (b)	10,452	68,300
		691,864
South Korea - 2.3%
Autech Corp. (b)	3,346	31,479
BGF retail Co. Ltd. (b)	681	73,765
Classys, Inc. (b)	4,559	36,833
Coway Co. Ltd. (b)	245	11,589
Creative & Innovative System (a)(b)	17,155	39,851
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)(b)	3,190	34,911
Dawonsys Co. Ltd. (b)	2,809	30,244
DB HiTek Co. Ltd. (b)	2,524	44,091
DongKook Pharmaceutical Co. Ltd. (b)	1,812	114,951
Dongwon Development Co. Ltd. (b)	25,321	67,730
Doosan Bobcat, Inc. (b)	4,299	63,031
ENF Technology Co. Ltd. (b)	1,077	19,611
Fila Holdings Corp. (b)	1,185	28,009
Hana Financial Group, Inc.	27,965	526,123
Handsome Co. Ltd. (b)	2,179	34,622
Hankook Technology Group Co. Ltd. (b)	2,107	14,812
Hansol Chemical Co. Ltd. (b)	1,065	68,835
Hansol Technics Co. Ltd. (a)(b)	4,620	18,960
HDC Hyundai Development Co-Engineering & Construction (b)	1,963	24,958
HLscience Co. Ltd. (b)	1,229	47,105
HS Industries Co. Ltd. (b)	7,622	42,322
ICD Co. Ltd. (b)	2,349	25,134
iMarketKorea, Inc. (b)	6,997	51,778
InnoWireless, Inc. (b)	784	22,816
JB Financial Group Co. Ltd. (b)	14,086	51,533
Kakao Corp. (b)	612	77,408
KC Co. Ltd. (b)	2,299	23,669
KIWOOM Securities Co. Ltd. (b)	1,571	89,403
Kolmar BNH Co. Ltd. (b)	2,668	50,206
Korea Zinc Co. Ltd. (b)	204	59,368
Kwang Dong Pharmaceutical Co. Ltd. (b)	5,512	25,555
LG Hausys Ltd. (b)	1,307	37,570
Maeil Dairies Co. Ltd. (b)	397	22,309
Mcnex Co. Ltd. (b)	1,793	37,939

NCSoft Corp. (b)	242	129,157
Orion Holdings Corp. (b)	2,609	25,732
Pearl Abyss Corp. (a)(b)	89	12,983
POSCO	15,169	1,996,055
Samsung Card Co. Ltd. (b)	366	9,019
Samsung Electronics Co. Ltd. (b)	18,951	736,844
Samsung Engineering Co. Ltd. (a)(b)	13,582	111,910
Samsung SDS Co. Ltd. (b)	498	60,872
Samyang Foods Co. Ltd. (b)	413	31,394
Shinhan Financial Group Co. Ltd.	38,390	898,104
Soulbrain Co. Ltd. (b)	554	28,406
Suprema, Inc. (a)(b)	2,616	57,461
Tokai Carbon Korea Co. Ltd. (b)	1,047	52,551
Vieworks Co. Ltd. (b)	1,651	41,138
Vitzrocell Co. Ltd. (b)	3,776	42,785
YMT Co. Ltd. (a)(b)	1,570	22,672
Youngone Corp. (b)	1,189	21,766
		6,227,369
Spain - 1.4%
ACS Actividades de Construccion y Servicios SA (b)	12,635	250,923
Amadeus IT Group SA	33,534	1,578,408
Banco Bilbao Vizcaya Argentaria SA (b)	43,179	133,706
Banco Santander SA (b)	13,194	31,386
Bankia SA	652,013	711,003
CIE Automotive SA (b)	7,843	119,986
Endesa SA (b)	1,625	34,386
Faes Farma SA (b)	29,399	113,160
Gestamp Automocion SA (b)(c)	6,529	16,497
Grifols SA (b)	55	1,840
Grupo Catalana Occidente SA (b)	2,328	47,130
Grupo Empresarial San Jose SA (a)(b)	5,561	25,341
Iberdrola SA (b)	29,930	292,746
Indra Sistemas SA (a)(b)	13,120	106,835
Industria de Diseno Textil SA (b)	10,652	276,032
Masmovil Ibercom SA (a)(b)	5,715	90,174
Red Electrica Corp. SA (b)	5,497	98,778
Sacyr SA (b)	16,003	24,226
Tecnicas Reunidas SA (a)(b)	2,555	32,363
		3,984,920
Sweden - 2.8%
AcadeMedia AB (b)(c)	6,617	32,371
Assa Abloy AB - Class B (b)	2,134	39,839
Atlas Copco AB - Class A	82,703	2,750,227
Atlas Copco AB - Class B (b)	1,967	57,219
Axfood AB (b)	10,185	207,118
Bilia AB - A Shares (b)	4,098	25,271
Biotage AB (b)	2,218	22,114
Dios Fastigheter AB (b)	3,270	21,856
Evolution Gaming Group AB (b)(c)	6,186	209,735
Fastighets AB Balder - H Shares (a)(b)	4,856	175,551
Fortnox AB	4,525	75,016
Hennes & Mauritz AB - B Shares (b)	29,967	383,481
Hexagon AB - B Shares (b)	7,143	302,043
Hoist Finance AB (a)(b)(c)	16,254	39,740

ICA Gruppen AB (b)	3,907	163,177
Indutrade AB (b)	4,553	123,180
Instalco AB (b)	8,783	99,281
Intrum AB (b)	6,369	84,362
Investor AB - B Shares (b)	3,350	151,131
Inwido AB (b)	19,809	112,521
KNOW IT AB (b)	2,184	29,650
Kungsleden AB (b)	9,062	68,167
Lundin Petroleum AB (b)	6,250	117,979
Mycronic AB (b)	1,877	22,760
Nordic Entertainment Group AB - Class B (b)	1,877	39,080
Nyfosa AB (a)(b)	8,572	42,937
Orexo AB (a)(b)	5,668	31,332
Pricer AB - Class B (b)	30,907	48,108
Recipharm AB - B Shares (b)	4,780	48,347
Sandvik AB (b)	33,457	470,629
Scandic Hotels Group AB (b)(c)	5,394	16,050
Skandinaviska Enskilda Banken AB - Class A (b)	4,075	27,291
SSAB AB - B Shares (b)	23,027	50,251
Stillfront Group AB (a)(b)	1,835	80,221
Sweco AB - B Shares (b)	4,430	125,787
Swedish Match AB (b)	4,606	260,790
Swedish Orphan Biovitrum AB (a)(b)	7,160	118,937
Telefonaktiebolaget LM Ericsson - B Shares	57,770	467,646
Tethys Oil AB (b)	11,282	53,509
Trelleborg AB - B Shares (b)	19,107	203,272
Vitrolife AB (b)	4,235	60,806
Volvo AB - B Shares (b)	11,130	132,291
		7,591,073
Switzerland - 8.8%
ABB Ltd.	24,246	421,421
Adecco Group AG (b)	780	30,737
Alcon, Inc. (a)	57,532	2,947,406
Belimo Holding AG (b)	3	19,119
Chubb Ltd.	21,906	2,446,681
Coca-Cola HBC AG (b)	1,531	32,834
Credit Suisse Group AG	87,860	709,149
dormakaba Holding AG (b)	94	41,591
EMS-Chemie Holding AG (b)	619	386,054
Galenica AG (b)(c)	2,397	163,554
Geberit AG	4,756	2,083,982
Gurit Holding AG (b)	59	69,758
Landis+Gyr Group AG (b)	875	59,869
LEM Holding SA (b)	25	27,587
Lonza Group AG (b)	669	275,176
Medacta Group SA (a)(b)(c)	372	21,670
Nestle SA (b)	48,002	4,913,859
Novartis AG (b)	9,136	753,709
Partners Group Holding AG (b)	751	514,184
Roche Holding AG (b)	10,625	3,418,509
SGS SA (b)	104	239,873
SIG Combibloc Group AG (b)	9,110	136,117
Sika AG	16,045	2,634,795
Sonova Holding AG (b)	874	155,847

Sulzer AG (b)	532	33,119
Sunrise Communications Group AG (b)(c)	445	35,668
Temenos AG (b)	924	120,443
UBS Group AG	182,749	1,675,098
Vetropack Holding AG (b)	31	81,437
		24,449,246
Taiwan - 5.4%
Advantech Co. Ltd. (b)	30,000	247,190
Amazing Microelectronic Corp. (b)	17,000	42,275
ASMedia Technology, Inc. (b)	2,000	50,587
ASROCK, Inc. (b)	10,000	34,895
Catcher Technology Co. Ltd. (b)	259,000	1,656,786
Cathay Financial Holding Co. Ltd. (b)	37,000	43,062
Chang Wah Electromaterials, Inc. (b)	6,000	26,799
Chicony Power Technology Co. Ltd. (b)	22,000	38,144
China Development Financial Holding Corp. (b)	765,000	187,436
China Life Insurance Co. Ltd. (a)(b)	256,976	142,133
China Metal Products (b)	68,000	50,546
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	100,000	73,666
Compeq Manufacturing Co. Ltd. (b)	29,000	29,592
Delta Electronics, Inc. (b)	32,000	126,650
Eclat Textile Co. Ltd. (b)	12,000	94,996
Farglory Land Development Co. Ltd. (b)	76,000	95,025
Feng TAY Enterprise Co. Ltd. (b)	7,000	29,981
FLEXium Interconnect, Inc. (b)	9,000	28,045
Foxsemicon Integrated Technology, Inc. (b)	7,000	26,722
Ho Tung Chemical Corp. (b)	118,000	23,713
Hon Hai Precision Industry Co. Ltd. (b)	1,037,961	2,389,664
Innodisk Corp. (b)	13,000	65,317
International Games System Co. Ltd. (b)	8,000	144,224
ITE Technology, Inc. (b)	55,000	70,982
King Yuan Electronics Co. Ltd. (b)	18,000	17,872
Longwell Co (b)	14,000	23,055
Lotes Co. Ltd. (b)	3,000	27,020
MediaTek, Inc. (b)	20,000	214,665
Nantex Industry Co. Ltd. (b)	38,000	33,543
Nanya Technology Corp. (b)	12,000	21,120
Nien Made Enterprise Co. Ltd. (b)	14,000	83,174
Novatek Microelectronics Corp. (b)	52,000	293,187
Parade Technologies Ltd. (b)	3,000	63,407
Pegavision Corp. (b)	7,170	23,401
Powertech Technology, Inc. (b)	64,000	181,248
Realtek Semiconductor Corp. (b)	41,000	294,335
Ruentex Development Co. Ltd. (b)	143,000	180,057
SCI Pharmtech, Inc. (b)	26,000	118,492
Shin Kong Financial Holding Co. Ltd. (b)	98,000	24,579
Shin Zu Shing Co. Ltd. (b)	8,000	30,547
Shinkong Synthetic Fibers Corp. (b)	85,000	28,035
Sonix Technology Co. Ltd. (b)	72,000	85,578
Standard Foods Corp. (b)	110,000	221,944
Taiwan Business Bank (b)	239,274	76,151
Taiwan Cement Corp. (b)	948	1,231
Taiwan FU Hsing Industrial Co. Ltd. (b)	30,000	35,732
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	268,000	2,412,621

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	72,884	3,483,126
TOPBI International Holdings Ltd. (b)	27,575	52,800
TSC Auto ID Technology Co. Ltd. (b)	8,800	49,785
TXC Corp. (b)	69,000	99,639
Uni-President Enterprises Corp. (b)	67,000	145,016
United Integrated Services Co. Ltd. (b)	36,000	195,726
United Microelectronics Corp. (b)	851,000	381,556
Vanguard International Semiconductor Corp. (b)	30,000	58,152
Voltronic Power Technology Corp. (b)	6,150	127,808
Winbond Electronics Corp. (b)	16,000	5,943
YFY, Inc. (b)	214,000	81,349
		14,890,324
Thailand - 0.2%
Advanced Info Service PCL - NVDR (b)	40,400	244,950
Gunkul Engineering PCL - NVDR (b)	1,248,800	83,304
Thai Vegetable Oil PCL - NVDR (b)	74,600	50,898
Vinythai PCL - NVDR (b)	44,900	24,017
		403,169
Turkey - 0.3%
Akbank T.A.S. (a)	548,751	460,780
Anadolu Cam Sanayii AS (b)	71,296	33,501
Koza Altin Isletmeleri AS (a)(b)	9,007	83,101
Koza Anadolu Metal Madencilik Isletmeleri AS (a)(b)	26,802	36,777
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (b)	47,228	52,968
		667,127
United States - 3.1%
Mettler-Toledo International, Inc. (a)	3,261	2,251,753
Mylan NV (a)	44,970	670,503
ResMed, Inc.	24,518	3,611,256
STERIS PLC	15,043	2,105,569
Viemed Healthcare, Inc. (a)	9,400	44,151
		8,683,232
Total Common Stocks (Cost $295,591,250)		$266,555,101

PREFERRED STOCKS - 0.4%
Brazil - 0.1%
Banco Bradesco SA	3,424	$13,759
Cia de Saneamento do Parana	86,100	79,205
Cia Paranaense de Energia	3,100	32,169
Itau Unibanco Holding SA	33,800	151,043
Metalurgica Gerdau SA	15,000	13,222
		289,398
Colombia - 0.0% (d)
Bancolombia SA	10,107	63,449
Grupo Aval Acciones y Valores SA	70,425	15,777
		79,226
Germany - 0.0% (d)
Schaeffler AG	3,400	20,435

South Korea - 0.3%
Hyundai Motor Co.	16,390	687,396
Total Preferred Stocks (Cost $1,872,706)		$1,076,455

SHORT-TERM INVESTMENT - 2.7%
Money Market Fund - 2.7%
First American Government Obligations Fund - Class X, 0.450% (h)(i)	7,644,054	$7,644,054
Total Short-Term Investment (Cost $7,644,054)		$7,644,054

Total Investments at Value - 99.4% (Cost $305,108,010)		$275,275,610
Other Assets in Excess of Liabilities - 0.6%		1,602,108
Net Assets - 100.0%		$276,877,718

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt

(a)	Non-income producing security.
(b)	Level 2 security.
(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2020, the value of these investments was $4,902,967, or 1.8% of total net assets.

(d)	Represents less than 0.1%.
(e)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $363 as of March 31, 2020, representing 0.0% (d) of net assets.

(f)	Illiquid security. The total value of such securities is $363 as of March 31, 2020, representing 0.0% (d) of net assets.
(g)	This security or a partial position of this security is on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $366,069.
(h)	Rate listed is the 7-day effective yield as of March 31, 2020.
(i)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2019 was $369,011.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

The Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value the Fund's securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company's administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$140,548,964	$126,005,774	$363	$266,555,101
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .	1,076,455	-	-	1,076,455
Money Market Fund . . . . . . . . . . . . . . . . . . .	7,644,054	-	-	7,644,054
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$149,269,473	$126,005,774	$363	$275,275,610

Refer to the Portfolios’ Condensed Schedules of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks, that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $363. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.